Right-of-Use Assets	6 Months Ended
Jul. 31, 2020
Right-of-use Assets
Right-of-Use Assets
9	Right-of-use assets

The Group leases warehouse, retail and office facilities. The leases typically run for a period of 3 years with an option to renew the lease after that date. Lease payments are renegotiated every resigning period to reflect market rentals. Some leases provide for additional rent payments that are based on changes in local price indices. For certain leases, the Group is restricted from entering into any sub-leasing arrangements.

The Group also leases IT equipment and other point of sale equipment.

Information about leases for which the Group is a lessee is presented below:

Right-of-use assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see note 8).

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	23,392	417	23,809
Additions to right-of-use-assets	2,344	-	2,344
Depreciation charge for the period	(3,582)	(61)	(3,643)
Impairment of right-of-use assets	(1,221)	-	(1,221)
Foreign exchange movements	(6)	-	(6)
Balance at 31 July 2020	20,927	356	21,283

During the period, the Group reviewed its outstanding lease commitments in conjunction with the cash flow projections of ease store lease. As a result of this review, the Group impaired the right-of-use assets relating to 3 retail stores.

Amounts recognised in profit or loss

	31 July 2020	31 July 2019
	NZ $000’s	NZ $000’s

Interest of lease liabilities (Note 6b)	713	857

Extension options

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.